Net revenue (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of sales and service revenue

	2021	2020	2019
Net sales and services revenue	105,625,201	58,543,494	52,323,525

Schedule of revenue by country

(a) Net revenue by country

	2021	2020	2019

Brazil	55,830,330	32,369,199	28,523,327
United States	24,232,413	10,848,609	9,416,558
Mexico	5,505,893	2,765,815	2,335,198
Argentina	2,068,023	1,267,967	1,104,044
Germany	1,912,373	1,106,877	1,157,431
Italy	1,304,113	811,787	690,422
Switzerland	1,230,540	633,512	759,189
Chile	1,230,493	544,329	610,454
Singapore	1,175,133	1,183,838	1,162,432
Japan	1,162,226	618,940	240,579
Luxembourg	987,656	592,777	526,768
South Korea	669,055	360,704	279,900
Peru	666,867	471,847	551,967
Poland	649,825	285,714	200,563
Netherlands	642,844	432,897	516,409
United Kingdom	585,766	204,953	359,937
Canada	558,730	297,756	201,635
Spain	517,532	282,362	344,433
Uruguay	495,120	405,946	359,049
Sweden	481,289	310,984	296,601
China	354,071	496,920	542,209
France	326,570	247,062	225,986
Paraguay	318,842	254,255	194,859
Bolivia	296,138	190,447	231,848
Colombia	274,335	174,381	200,370
Taiwan	136,173	176,400	191,593
Other	2,012,852	1,207,216	1,099,764
	105,625,201	58,543,494	52,323,525

Schedule of revenue by product

(b) Net revenue by product

	2021	2020	2019

PE/PP	73,306,089	41,137,288	34,287,597
Ethylene, Propylene	6,872,999	3,600,276	3,743,581
PVC/Caustic Soda/EDC	5,806,011	3,134,617	2,692,778
ETBE/Gasoline	4,321,371	2,170,289	2,319,253
Benzene, toluene and xylene	5,819,696	3,051,752	2,503,667
Butadiene	3,019,836	1,372,428	1,609,264
Cumene	1,342,811	636,635	723,469
Solvents	1,129,484	654,793	505,804
Naphtha, condensate and crude oil	1,648,581	915,807	676,044
Other	2,358,324	1,869,609	3,262,068
	105,625,201	58,543,494	52,323,525